Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
Schedule of related party
	December 31, 2022	December 31, 2021
	(U.S. Dollars in thousands)
(a) Due from Illumigyn	$48	$3
(b) Due from Wellsense Technologies Ltd.	10	11
(c) Due from Six-Eye Interactive	21	1
(d) Due from Six AI ltd.	8	3
( e) Due from Musashi	2	-
Total from related parties	$89	$18

Schedule of related parties transactions
	Year ended December 31,
	2022	2021	2020
	(U.S. Dollars in thousands)
Research and development – see c below	-	80	355
General and administrative – see d and e below	(218)	(191)	(222)